Stockholders' Equity (Details 3) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares, Outstanding, Beginning Balance	964,607	17,125
Restricted Shares, Granted	1,399,750	1,544,943
Restricted Shares, Canceled	0	0
Restricted Shares, Vested	(336,178)	(596,586)
Restricted Shares, Expired/Forfeited	(1,625)	(875)
Restricted Shares, Outstanding, Ending Balance	2,026,554	964,607
Weighted-Average Exercise Price, Outstanding, Beginning Balance	$ 3.00	$ 3.34
Weighted-Average Grant Date Fair Value, Granted	$ 3.86	$ 3.00
Weighted-Average Grant Date Fair Value, Canceled	$ 0	$ 0
Weighted-Average Grant Date Fair Value, Vested	$ 3.01	$ 3.00
Weighted-Average Grant Date Fair Value, Expired/Forfeited	$ 3.82	$ 3.34
Weighted-Average Exercise Price, Outstanding, Ending Balance	$ 3.59	$ 3.00